Share-based compensation reserve (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves and Other Equity Interest [Abstract]
Disclosure of detailed information about reserves within equity

	2024	2023	2022
	€m	€m	€m
Balance as of January 1	31.4	13.8	6.9
Non-Executive Directors' restricted share awards charge	0.6	0.6	0.6
Directors' and Senior Management share awards charge	8.2	23.5	7.5
Shares issued upon vesting of awards	(9.9)	(0.3)	(0.4)
Reclassification of awards for settlement of tax liabilities	(4.1)	(6.2)	(0.8)
Balance as of December 31	26.2	31.4	13.8